Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Summary of Accrued expenses
Accrued expenses consist of the following (in thousands):

	September 30, 2021	December 31, 2020
Employee compensation	$803	$230
Research and development	702	755
Professional and outside services	760	44
Interest	128	598
Income taxes payable	351	351
Other	4	6

	$2,748	$1,984

Accrued expenses consist
of
the following (in thousands):

	December 31,
	2020	2019
Employee compensation	$230	$1,278
Research and development	755	928
Professional and outside services	44	70
Interest	598	362
Income taxes payable	351	—
Other	6	11

	$1,984	$2,649